Other Receivables and Other Current Assets	12 Months Ended
Oct. 31, 2022
Other Receivables and Other Current Assets [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 8 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS

Other receivables and other current assets comprised of the following:

	October 31, 2022	October 31, 2021
Deposits put down on the car	935,573	42,835
Excess input VAT credits	48,589	28,292
Government grant receivable	-	776,640
Prepaid expense	-	244,213
Cash advance to employee	55,600	136,758
Total	1,039,762	1,228,738